SHAREHOLDER'S EQUITY - Common Stock Shares (Details)		3 Months Ended	4 Months Ended
	Dec. 02, 2020 shares	Mar. 31, 2021 Vote USD ($) $ / shares shares	Dec. 31, 2020 Vote USD ($) $ / shares shares
Class of Stock [Line Items]
Ordinary shares subject to possible redemption			28,646,767
Class A Ordinary Share
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1	1
Common shares, shares issued (in shares)		4,244,844	5,853,233
Common shares, shares outstanding (in shares)		4,244,844	5,853,233
Ordinary shares subject to possible redemption		30,255,156	28,646,767
Class B Ordinary Share
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | $		1	1
Common shares, shares issued (in shares)		8,625,000	8,625,000
Common shares, shares outstanding (in shares)	8,625,000	8,625,000	8,625,000
Sponsor | Founder Shares | Class B Ordinary Share
Class of Stock [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%	20.00%	20.00%